Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments And Contingencies

Note 8:  Commitments and Contingencies

Equipment Purchase Commitments

The Company has committed to equipment purchases of approximately $0.2 million at September 30, 2017.

Litigation

From time to time, the Company is subject to various legal proceedings and claims that arise in the ordinary course of business. The Company accrues for losses related to litigation when a potential loss is probable and the loss can be reasonably estimated. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. All estimates are based on the best information available at the time which can be highly subjective.

During 2015, the Company received a letter from an attorney representing a former employee claiming damages for age discrimination and wrongful termination.  In September 2016, this former employee commenced action against the Company in Superior Court for the State of Washington. In February 2017, the former employee’s counsel sent a discovery request to the Company. In October 2017, the parties reached a tentative settlement, subject to payment of an amount not material to the Company, documentation of the terms and the expiration of a revocation period.

Note 11 – Commitments and Contingencies

Operating Leases

The Company leases office facilities and office, lab and factory equipment under operating leases.  Certain leases provide for payments of monthly operating expenses. The Company currently has lease commitments for space in Hopewell Junction, New York, Santa Clara, California and Bellevue, Washington.

The Company’s corporate headquarters and manufacturing facilities are located in Hopewell Junction, New York.  The Company leases approximately 37,000 square feet to house its equipment for OLED microdisplay fabrication, for research and development, and for administrative offices. The lease expires in May 2024. The Company leases approximately 2,000 square feet of office space for design and product development in Santa Clara, California and the lease expires in October 2017. In Bellevue, Washington, eMagin leases approximately 1,800 square feet of office space for administrative offices and the lease expires in October 2017.

Rent expense was approximately $1.0 million and $0.9 million for the years ended December 31, 2016 and 2015, respectively.  The future minimum lease payments for the years 2017 through 2023 are $0.9 million annually and for 2024,  $0.4 million.

Equipment Purchase Commitments

The Company has committed to equipment purchases of approximately $0.6 million at December 31, 2016.

Employee benefit plans

eMagin has a defined contribution plan (the 401(k) Plan) under Section 401(k) of the Internal Revenue Code, which is available to all employees who meet established eligibility requirements. Employee contributions are generally limited to 15% of the employee's compensation. Under the provisions of the 401(k) Plan, eMagin may match a portion of the participating employees' contributions. For the years ended December 31, 2016 and 2015, there was no employer match.

Employment and separation agreements

On September 14, 2015, Jeffrey P. Lucas was elected to serve as eMagin’s Chief Financial Officer by the Company’s Board of Directors.  Pursuant to an offer letter, Mr. Lucas (i) is paid a base salary of $345,000; (ii) is eligible for a bonus of up to 20% of his base salary based on the Company’s performance; (iii) was granted options to purchase 75,000 shares at a exercise price of $2.50 with a term of 5 years and vesting over 3 years; (iv) has a relocation allowance of $13 thousand; and (v) in the event of termination, will receive severance pay equal to 6 months of Mr. Lucas’s salary at the time of termination.

Effective September 14, 2015, Paul C. Campbell resigned as Chief Financial Officer.  Mr. Campbell and eMagin entered into a Separation Agreement and General Release in which the Company agreed to pay the remainder of the compensation, $103 thousand, due to Mr. Campbell under his employment agreement and an additional six months of Mr. Campbell’s base salary, $168 thousand, paid on June 30, 2016. These amounts were expensed in the quarter ended September 30, 2015.

Litigation

From time to time, the Company is subject to various legal proceedings and claims that arise in the ordinary course of business. The Company accrues for losses related to litigation when a potential loss is probable and the loss can be reasonably estimated. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. All estimates are based on the best information available at the time which can be highly subjective.

On May 5, 2015, Kimchuk, Inc. (“Kimchuk”), a former supplier, commenced action against the Company in the U.S. District Court, District of Connecticut, asserting breach of contract and seeking to recover approximately $389,000 in alleged damages. The Company filed its response and counter-complaint on August 11, 2015 wherein the Company denied the material allegations asserted by Kimchuk and sought approximately $3.5 million in damages from Kimchuk.  The Company recorded an accrual for the litigation and estimated settlement in the quarter ended September 30, 2015.

On June 1, 2016, the Company entered into a settlement agreement with Kimchuk whereby, eMagin paid Kimchuk $227,000,  and Kimchuk agreed to dismiss the matter, provide parts and material to eMagin and settle outstanding accounts payable. The Company did not incur any additional settlement expense during 2016.

During 2015, the Company received a letter from an attorney representing a former employee claiming damages for age discrimination and wrongful termination.  In September 2016, this former employee commenced action against the Company in Superior Court for the State of Washington. In February 2017, the former employee’s counsel sent a discovery request to the Company.  The Company believes the assertions contained in this action are baseless and without merit and will defend its position vigorously.